Operating expenses and other operating income - Other operating income and expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income
Divestment of associates	€ 192	€ 0	€ 5
Gain on sale of property, plant and equipment	95	139	2
Divestment of businesses	70	29	0
Gains/(losses) from venture funds	47	(56)	27
Subsidies and government grants	0	0	20
Other	28	55	41
Total	432	167	95
Other Operating Expenses [Abstract]
Changes in provisions	(8)	37	(134)
Impairment of disposal groups	0	0	(72)
Foreign exchange gains/(losses) on hedging forecasted sales and purchases	23	94	(107)
Expected credit losses on trade receivables	122	(5)	(106)
Other	(32)	(23)	(19)
Total	105	103	(438)
Accumulated impairment | Total net receivables | Credit risk
Other Operating Expenses [Abstract]
Expected credit losses on trade receivables	€ (137)	€ (16)	€ (160)